4. DERIVATIVES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Additional details
Recognized gains and losses due to change in fair value	$ 202,000	$ 334,000
Notional balances	24,102,000		9,186,000
Accrued liabilities	291,000		500,000
Other Assets	$ 514,000		$ 244,000